Insurance Contracts - Summary of Interest rate risk exposure of insurance contracts and reinsurance contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Insurance contracts [member]
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Interest rate risk exposure of insurance contracts and reinsurance contracts	₩ 23,706,824	₩ 20,356,903
Interest rate risk | Interest rate fixed contracts
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Interest rate risk exposure of insurance contracts and reinsurance contracts	13,080,288	10,206,298
Interest rate risk | Interest rate linked contracts
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Interest rate risk exposure of insurance contracts and reinsurance contracts	5,257,050	5,099,774
Interest rate risk | Variable contracts
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Interest rate risk exposure of insurance contracts and reinsurance contracts	5,369,486	5,050,831
Interest rate risk | Insurance contracts [member]
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Interest rate risk exposure of insurance contracts and reinsurance contracts	23,706,824	20,356,903
Interest rate risk | Reinsurance contracts held [member]
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Interest rate risk exposure of insurance contracts and reinsurance contracts	₩ (40,641)	₩ (41,032)